Capital risk management (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CAPITAL RISK MANAGEMENT
Equity	$ 955.9	$ 789.3
Long-term debt	491.0	489.2
Gross Capital	1,446.9	1,278.5
Cash and cash equivalents	(481.5)	(186.3)	$ (83.4)
Total	$ 965.4	$ 1,092.2